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                                 Registration Nos. 811-07143/033-52161

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /

               Post-Effective Amendment No. 7                        / X /

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
          1940                                                       / X /

               Amendment No. 8                                       / X /

                         Fiscal Year Ended December 31, 1996
                       _______________________________________

                          T. ROWE PRICE EQUITY SERIES, INC.
                       ________________________________________
                  (Exact Name of Registrant as Specified in Charter)


               100 East Pratt Street, Baltimore, Maryland     21202
               __________________________________________   _________
               (Address of Principal Executive Offices)     (Zip Code)

          Registrant's Telephone Number, including Area Code   410-547-2000
                                                               ____________

                                   Henry H. Hopkins
                                100 East Pratt Street
                              Baltimore, Maryland 21202
                      __________________________________________
                       (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering   November 14, 1996
                                                         _________________

               It is proposed that this filing will become effective (check appropriate box):

               / /  immediately upon filing pursuant to paragraph (b)

               /X/  on November 14, 1996 pursuant to paragraph (b)



















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               / /  60 days after filing pursuant to paragraph (a)(1)

               / /  on (date) pursuant to paragraph (a)(1)

               / /  75 days after filing pursuant to paragraph (a)(2)

               / /  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

               /X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933+
          ______________________________________________
          Pursuant to Section 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and intends to file a 24f-2 notice by February 28, 1997.

          +Not applicable, as no securities are being registered by this Post-Effective Amendment No. 7 to the Registration Statement.

          SUBJECT TO COMPLETION
          Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission.
          These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.






























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                        T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

                                CROSS REFERENCE SHEET

                 N-1A Item No.                          Location
                 _____________                          ________

                                        PART A
          Item 1.   Cover Page                       Cover
          Item 2.   Synopsis                         +
          Item 3.   Condensed Financial Information  +
          Item 4.   General Description of           Fund, Market, and Risk
                    Registrant                       Characteristics;
                                                     Organization and
                                                     Management;
                                                     Understanding
                                                     Performance
                                                     Information;
                                                     Investment Policies
                                                     and Practices
          Item 5.   Management of the Fund           Fund, Market, and Risk
                                                     Characteristics;
                                                     Organization and
                                                     Management
          Item 6.   Capital Stock and Other          Organization and
                    Securities                       Management
          Item 7.   Purchase of Securities Being     Pricing Shares and
                    Offered                          Receiving Sale
                                                     Proceeds
          Item 8.   Redemption or Repurchase         Pricing Shares and
                                                     Receiving Sale
                                                     Proceeds
          Item 9.   Pending Legal Proceedings        +
                                        PART B
          Item 10.  Cover Page                       Cover Page
          Item 11.  Table of Contents                Table of Contents
          Item 12.  General Information and History  +
          Item 13.  Investment Objectives and        Investment Objective
                    Policies                         and Policies;
                                                     Investment Objective;
                                                     Investment Program;
                                                     Investment
                                                     Restrictions;
                                                     Investment Performance
          Item 14.  Management of the Registrant     Management of Funds
          Item 15.  Control Persons and Principal    Principal Holders of
                    Holders of Securities            Securities



















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          Item 16.  Investment Advisory and Other    Investment Management
                    Services                         Services; Custodian;
                                                     Independent
                                                     Accountants; Legal
                                                     Counsel
          Item 17.  Brokerage Allocation             Portfolio Transactions
          Item 18.  Capital Stock and Other          Dividends; Capital
                    Securities                       Stock
          Item 19.  Purchase, Redemption and         Redemptions in Kind;
                    Pricing of Securities Being      Pricing of Securities;
                    Offered                          Net Asset Value Per
                                                     Share; Federal and
                                                     State Registration of
                                                     Shares; Ratings of
                                                     Commercial Paper,
                                                     Ratings of Corporate
                                                     Debt Securities
          Item 20.  Tax Status                       Tax Status
          Item 21.  Underwriters                     Distributor for Funds
          Item 22.  Calculation of Yield Quotations
                    of Money Market Funds            +
          Item 23.  Financial Statements             +

                                        PART C
          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement
          ___________________________________
          + Not applicable or negative answer




































          PAGE 5
                                        PART C
                                  OTHER INFORMATION

          Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements.  Inapplicable

          (b)  Exhibits.

               (1)(a) Articles of Incorporation of Registrant, dated January 31, 1994 (electronically filed with initial Registration Statement dated February 4, 1994)

               (1)(b) Articles Supplementary, for T. Rowe Price Personal Strategy Balanced Portfolio dated July 13, 1994 (electronically filed with Amendment No. 2 dated July 15, 1994)

               (1)(c) Certificate of Correction, dated July 14, 1994 (electronically filed with Amendment No. 2 dated July 15, 1994)

               (1)(d) Articles Supplementary, for T. Rowe Price Mid-Cap Growth Portfolio dated August 1, 1996

               (2) By-Laws of Registrant (electronically filed with initial Registration Statement dated February 4,
                       1994)

               (3)     Inapplicable

               (4) See Article SIXTH, Capital Stock, Paragraphs (b)-(g) of the Articles of Incorporation, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.07 of the Bylaws filed as Exhibits to this Registration Statement.

               (5)(a) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Equity Income Portfolio, and T. Rowe Price Associates, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)























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               (5)(b)  Investment Management Agreement between Registrant, on behalf of T. Rowe Price New America Growth Portfolio, and T. Rowe Price Associates, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

               (5)(c) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Personal Strategy Balanced Portfolio, and T. Rowe Price Associates, Inc. dated July 27, 1994 (electronically filed with Amendment No. 4 dated October 26, 1994)

               (5)(d) Investment Management Agreement between Registrant, on behalf of T. Rowe Price Mid-Cap Growth Portfolio, and T. Rowe Price Associates, Inc., dated July 31, 1996 (to be filed by amendment)

               (6) Underwriting Agreement between Registrant, on behalf of T. Rowe Price Equity Income Portfolio and T. Rowe Price New America Growth Portfolio, and T. Rowe Price Investment Services, Inc., dated March 1, 1994 (electronically filed with Amendment No. 1 dated March 30, 1994)

               (7)     Inapplicable

               (8)(a) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated September 28, 1987, as amended to June 24, 1988, October 19, 1988, February 22, 1989, July 19, 1989, September 15, 1989, December 15, 1989, December 20, 1989,
                       January 25, 1990, February 21, 1990, June 12, 1990,
                       July 18, 1990, October 15, 1990, February 13, 1991,
                       March 6, 1991, September 12, 1991, November 6, 1991, April 23, 1992, September 2, 1992, November 3, 1992, December 16, 1992, December 21, 1992, January 28, 1993, April 22, 1993, September 16, 1993, November 3, 1993, March 1, 1994, April 21, 1994, July 27,
                       1994, September 21, 1994, November 1, 1994, November 2, 1994, January 25, 1995, September 20, 1995,
                       November 1, 1995, December 11, 1995, April 24, 1996,
                       and August 2, 1996























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               (8)(b)  Global Custody Agreement between The Chase Manhattan
                       Bank, N.A. and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994,
                       November 28, 1994, May 31, 1995, November 1, 1995,
                       and July 31, 1996

               (9)(a) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 1996, as amended April 24, 1996, and August 2, 1996

               (9)(b)  Agreement between T. Rowe Price Associates, Inc. and
                       T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1996, as amended April 24, 1996, and August 2, 1996

               (9)(c)  Inapplicable

               (10)    Inapplicable

               (11)    Inapplicable

               (12)    Inapplicable

               (13)    Inapplicable

               (14)    Inapplicable

               (15)    Inapplicable

               (16)    Inapplicable

               (17) Financial Data Schedule for T. Rowe Price Mid-Cap Growth Portfolio dated October 21, 1996.

               (18)    Inapplicable

               (19)    Other Exhibits:

                       Power of Attorney for T. Rowe Price Equity Series,
                       Inc.

          Item 25.  Persons Controlled by or Under Common Control With
                    Registrant.

                    None.



















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          Item 26.  Number of Holders of Securities

               As of September 30, 1996, there were 14 shareholders in the
          T. Rowe Price Equity Income Portfolio.

               As of September 30, 1996, there were 9 shareholders in the
          T. Rowe Price New America Growth Portfolio.

               As of September 30, 1996, there were 5 shareholders in the
          T. Rowe Price Personal Strategy Balanced Portfolio.

               As of October 21, 1996, there were zero shareholders in the
          T. Rowe Price Mid-Cap Growth Portfolio.

          Item 27.  Indemnification

             The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual.
          These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund, and forty-five other investment companies, namely, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.,
          T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc.,
          T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc.,
          T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price OTC Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price



















          PAGE 9
          Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed-Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., and T. Rowe Price Financial Services Fund, Inc. The Registrant and the forty-five investment companies listed above, with the exception of Institutional International Funds, Inc., will be collectively referred to as the Price Funds and Institutional Equity Funds, Inc. The investment manager for the Price Funds, excluding T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the manager to T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc., and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming International Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

                    General.  The Charter of the Corporation provides that
               to the fullest extent permitted by Maryland or federal law, no director of officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

               Article X, Section 10.01 of the Registrant's By-Laws provides as follows:






















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                    Section 10.01.  Indemnification and Payment of Expenses
               in Advance: The Corporation shall indemnify any indivdual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

                    Notwithstanding the foregoing, nothing herein shall
               protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

                    Anything in this Article X to the contrary
               notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

                    (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

                    (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:


















          PAGE 11

                         (i)  the vote of a majority of a quorum of
                              directors who are neither "interested
                              persons" of the Corporation as defined in
                              Section 2(a)(19) of the Investment Company
                              Act, nor parties to the Proceeding; or

                         (ii) an independent legal counsel in a written
                              opinion.

                    Anything in this Article X to the contrary
               notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

                    (a) the Indemnitee provides a security for his undertaking; or

                    (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

                    (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

                         (i) a majority of a quorum of directors who are neither "interested persons" of the
                              Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

                         (ii) an independent legal counsel in a written
                              opinion.

                    Section 10.02 of the Registrant's By-Laws provides as
               follows:
























          PAGE 12
                    Section 10.02. Insurance of Officers, Directors, Employees and Agents: To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

                    Insofar as indemnification for liability under the
               Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Item 28.  Business and Other Connections of Investment Manager.

          Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager. Price-Fleming was organized in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited



















          PAGE 13
          Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

          T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1980 for the purpose of acting as the principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a discount brokerage service.

          TRP Distribution, Inc., a wholly-owned subsidiary of Investment Services, is a Maryland corporation organized in 1991. It was organized for and engages in the sale of certain investment related products prepared by Investment Services.

          T. Rowe Price Associates Foundation, Inc., was organized in 1981 for the purpose of making charitable contributions to religious, charitable, scientific, literary and educational organizations. The Foundation (which is not a subsidiary of the Manager) is funded solely by contributions from the Manager and income from investments.

          T. Rowe Price Services, Inc. ("Price Services"), a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

          T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly-owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

          T. Rowe Price Trust Company ("Trust Company"), a wholly-owned subsidiary of the Manager, is a Maryland-chartered limited purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts and common trust funds and as trustee/investment agent for two trusts.



















          PAGE 14
          T. Rowe Price Threshold Fund Associates, Inc., a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.

          T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager, and invests in private financings of small companies with high growth potential; the Manager is the General Partner of the partnership.

          T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership was organized in 1994 by the Manager, and invests in private financings of small companies with high growth potential;
          T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of this partnership.

          RPFI International Partners, L.P., is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming, are its limited partners.

          T. Rowe Price Real Estate Group, Inc. ("Real Estate Group"), is a Maryland corporation and a wholly-owned subsidiary of the Manager established in 1986 to provide real estate services.
          Subsidiaries of Real Estate Group are: T. Rowe Price Realty Income Fund I Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund I, A No-Load Limited Partnership), T. Rowe Price Realty Income Fund II Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund II, America's Sales-Commission-Free Real Estate Limited Partnership), T. Rowe Price Realty Income Fund III Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund III, America's Sales-Commission-Free Real Estate Limited Partnership, and T. Rowe Price Realty Income Fund IV Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund IV, America's Sales-Commission-Free Real Estate Limited Partnership). Real Estate Group serves as investment manager to
          T. Rowe Price Renaissance Fund, Ltd., A Sales-Commission-Free Real Estate Investment, established in 1989 as a Maryland corporation which qualifies as a REIT.





















          PAGE 15
          T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management") is a Maryland corporation organized in 1988 as a wholly-owned subsidiary of the Manager. Stable Asset Management, which is registered as an investment adviser under the Investment Advisers Act of 1940, specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts, and short-term fixed-income securities.

          T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly-owned subsidiary of the Manager organized in 1988 for the purpose of serving as the General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

          T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly-owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940, and as a non-Canadian Adviser under the Securities Act (Ontario). TRP Canada provides certain services to the RPF International Bond Fund, a trust (whose shares are sold in Canada), and Price-Fleming serves as investment adviser to TRP Canada.

          T. Rowe Price Insurance Agency, Inc., is a wholly-owned subsidiary of T. Rowe Price Associates, Inc. organized in Maryland in 1994 and licensed to do business in several states to act primarily as an insurance agency in connection with the sale of the Price Funds' variable annuity products.

          TRP Management, Inc., is a Maryland corporation wholly-owned by
          T. Rowe Price Associates, Inc. which was originally organized in 1990 as T. Rowe Price Industrial Advantage Fund I Management, Inc. In 1993, the name was changed to TRP Management, Inc. The subsidiary, in conjunction with CUNA Mutual Insurance Society and CUNA Service Group, Inc., established a Maryland limited liability company known as CMC--T. Rowe Price Management LLC. This company sponsored a family of no-load mutual funds available to members of credit unions in the United States ("CUNA Funds"). The CUNA Funds received on order from the SEC which withdrew their registration under the Investment Company Act of 1940.

          Since 1983, the Manager has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.


















          PAGE 16
          Tower Venture, Inc., a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1989 for the purpose of serving as a general partner of 100 East Pratt St., L.P., a Maryland limited partnership whose limited partners also include the Manager. The purpose of the partnership is to further develop and improve the property at 100 East Pratt Street, the site of the Manager's headquarters, through the construction of additional office, retail and parking space.

          TRP Suburban, Inc. is a Maryland corporation organized in 1990 as a wholly-owned subsidiary of the Manager. TRP Suburban has entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which houses the Manager's transfer agent, plan administrative services, retirement plan services and operations support functions.

          TRP Suburban Second, Inc., a wholly-owned Maryland subsidiary of
          T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

          TRP Finance, Inc., a wholly-owned subsidiary of the Manager, is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

          T. Rowe Price Strategic Partners Fund, L.P. is a Delaware limited partnership organized in 1990 for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of the Fund is T. Rowe Price Strategic Partners, L.P., ("Strategic Partners"), a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc., a Maryland corporation which is a wholly-owned subsidiary of the Manager. Strategic Partners also serves as the general partner of T. Rowe Price Strategic Partners Fund II, L.P., a Delaware limited partnership established in 1992.

          Listed below are the directors of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

          JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109, Hilton Head Island, South Carolina 29925.



















          PAGE 17
          RICHARD L. MENSCHEL, Director of the Manager. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New York, New York 10004.

          JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Tayloe Murphy Professor, The Darden Graduate School of Business Administration, University of Virginia, and a director of:
          Chesapeake Corporation, a manufacturer of paper products, Cadmus Communications Corp., a provider of printing and communication services; Comdial Corporation, a manufacturer of telephone systems for businesses; and Cone Mills Corporation, a textiles producer. Mr. Rosenblum's address is: P.O. Box 6550, Charlottesville, Virginia 22906.

          ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland is Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies and a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

          PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a Consultant to Cyprus Amax Minerals Company, Englewood, Colorado. Mr. Walsh's address is: 200 East 66th Street, Apt. A-1005, New York, New York 10021.

          ANNE MARIE WHITTEMORE, Director of the Manager. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe and is a director of Owens & Minor, Inc.; USF&G Corporation; and the James River Corporation. Mrs. Whittemore's address is One James Center, Richmond, Virginia 23219.

          With the exception of Messrs. Halbkat, Menschel, Rosenblum, Strickland, Walsh, and Mrs. Whittemore, all of the directors of the Manager are employees of the Manager.

          George J. Collins, who is Chief Executive Officer, President, and a Managing Director of the Manager, is a Director of Price-Fleming.

          George A. Roche, who is Chief Financial Officer and a Managing Director of the Manager, is a Vice President and a Director of Price-Fleming.

          Carter O. Hoffman, who is a Managing Director of the Manager, is also a Director of TRP Finance, Inc.




















          PAGE 18
          M. David Testa, who is a Managing Director of the Manager, is Chairman of the Board of Price-Fleming.

          Henry H. Hopkins, Charles P. Smith, and Peter Van Dyke, who are Managing Directors of the Manager, are Vice Presidents of Price-Fleming.

          George A. Murnaghan, Vice President of the Manager, Executive Vice President of Price-Fleming.

          Robert P. Campbell, Roger L. Fiery, III, Veena A. Kutler, Heather
          R. Landon, Nancy M. Morris, Robert W. Smith, William F. Wendler, II, and Edward A. Wiese, who are Vice Presidents of the Manager, are Vice Presidents of Price-Fleming.

          Michael J. Conelius, who is a Vice President of the Manager, is a Vice President of Price-Fleming.

          R. Aran Gordon, an employee of the Manager, is a Vice President of Price-Fleming.

          Kimberly A. Haker, an Assistant Vice President of the Manager, is Assistant Vice President and Controller of Price-Fleming.

          Todd J. Henry, an employee of the Manager, is a Vice President of Price-Fleming.

          Kathleen G. Polk, an employee of the Manager, is a Vice President of Price-Fleming.

          Alvin M. Younger, Jr., who is a Managing Director and the Secretary and Treasurer of the Manager, is Secretary and Treasurer of Price-Fleming.

          Nolan L. North, who is a Vice President and Assistant Treasurer of the Manager, is Assistant Treasurer of Price-Fleming.

          Leah P. Holmes, who is an Assistant Vice President of the Manager, is a Vice President of Price-Fleming.

          Barbara A. Van Horn, who is Assistant Secretary of the Manager, is Assistant Secretary of Price-Fleming.

          Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.



















          PAGE 19
          See also "Management of Fund," in Registrant's Statement of Additional Information.

          Item 29.  Principal Underwriters.

               (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the other seventy-three Price Funds. Investment Services is a wholly-owned subsidiary of the Manager is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commission or other compensation for acting as principal underwriter.

               (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                                             Positions and
          Name and Principal        Positions and Offices    Offices With
          Business Address          With Underwriter         Registrant
          __________________        ______________________   ______________

             James Sellers Riepe    Chairman of the Board    Vice President
                                                             and Director
          Edward C. Bernard         President                None
          Henry Holt Hopkins        Vice President and       Vice President
                                    Director
          Charles E. Vieth          Vice President and       None
                                    Director
          Mark E. Rayford           Director                 None
          Patricia M. Archer        Vice President           None
          Joseph C. Bonasorte       Vice President           None
          Darrell N. Braman         Vice President           None
          Meredith C. Callanan      Vice President           None
          Laura H. Chasney          Vice President           None
          Victoria C. Collins       Vice President           None
          Christopher W. Dyer       Vice President           None
          Forrest R. Foss           Vice President           None
          James W. Graves           Vice President           None
          Andrea G. Griffin         Vice President           None
          David J. Healy            Vice President           None
          Joseph P. Healy           Vice President           None


















          PAGE 20
          Walter J. Helmlinger      Vice President           None
          Eric G. Knauss            Vice President           None
          Douglas G. Kremer         Vice President           None
          Sharon Renae Krieger      Vice President           None
          Keith Wayne Lewis         Vice President           None
          James Link                Vice President           None
          David L. Lyons            Vice President           None
          Sarah McCafferty          Vice President           None
          Maurice Albert Minerbi    Vice President           None
          Nancy M. Morris           Vice President           None
          George A. Murnaghan       Vice President           None
          Steven Ellis Norwitz      Vice President           None
          Kathleen M. O'Brien       Vice President           None
          Pamela D. Preston         Vice President           None
          Lucy Beth Robins          Vice President           None
          John Richard Rockwell     Vice President           None
          Kenneth J. Rutherford     Vice President           None
          Monica R. Tucker          Vice President           None
          William F. Wendler, II    Vice President           None
          Jane F. White             Vice President           None
          Thomas R. Woolley         Vice President           None
          Alvin M. Younger, Jr.     Secretary and            None
                                    Treasurer
          Mark S. Finn              Controller               None
          Richard J. Barna          Assistant Vice President None
          Catherine L. Berkenkemper Assistant Vice President None
          Ronae M. Brock            Assistant Vice President None
          Brenda E. Buhler          Assistant Vice President None
          Patricia S. Butcher       Assistant Vice President Assistant
                                                             Secretary
          Renee M. Christoff        Assistant Vice President None
          Cheryl L. Emory           Assistant Vice President None
          John A. Galateria         Assistant Vice President None
          Douglas E. Harrison       Assistant Vice President None
          Janelyn A. Healey         Assistant Vice President None
          Kathleen Hussey           Assistant Vice President None
          Keith J. Langrehr         Assistant Vice President None
          C. Lillian Matthews       Assistant Vice President None
          Janice D. McCrory         Assistant Vice President None
          Sandra J. McHenry         Assistant Vice President None
          Mark J. Mitchell          Assistant Vice President None
          JeanneMarie B. Patella    Assistant Vice President None
          Kristin E. Seeberger      Assistant Vice President None
          Arthur J. Silber          Assistant Vice President None
          Nolan L. North            Assistant Treasurer      None
          Barbara A. VanHorn        Assistant Secretary      None



















          PAGE 21
               (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.

          Item 30.  Location of Accounts and Records.

               All accounts, books, and other documents required to be maintained by T. Rowe Price Equity Series, Inc. under
               Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price Equity Series, Inc., at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer agent, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 100 East Pratt Street, Baltimore, Maryland 21202. Custodian activities for T. Rowe Price Equity Series, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

          Item 31.  Management Services.

               The Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.

          Item 32.  Undertakings.

               (a)  Inapplicable

               (b) The Mid-Cap Growth Portfolio will file, within four to six months from the effective date of its registration statement, a post-effective amendment using financial statements which need not be certified.

               (c) If requested to do so by the holders of at least 10% of all votes entitled to be cast, the Registrant will call a meeting of shareholders for the purpose of voting on the question of removal of a director or directors and will assist in communications with other shareholders to the extent required by Section 16(c).

               (d) Each series of the Registrant agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom as prospectus is delivered.




















          PAGE 22
               Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this 21st day of October, 1996.

                                        T. ROWE PRICE EQUITY SERIES, INC.
                                        /s/M. David Testa
                                        By:  M. David Testa
                                             President and Director

               Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURE                         TITLE               DATE
          _________                        _______              _____

          /s/M. David Testa      President and Director
          M. David Testa      (Principal Executive Officer)October 21, 1996

          /s/Carmen F. Deyesu           Treasurer
          Carmen F. Deyesu    (Principal Financial Officer)October 21, 1996

                 *                      Director           October 21, 1996
          Donald W. Dick, Jr.

                 *                      Director           October 21, 1996
          David K. Fagin

          /s/John H. Laporte    Executive Vice President   October 21, 1996
          John H. Laporte             and Director

                 *                      Director           October 21, 1996
          Hanne M. Merriman

          /s/James S. Riepe        Vice President and      October 21, 1996
          James S. Riepe                Director

                 *                      Director           October 21, 1996
          Hubert D. Vos




















          PAGE 23
                 *                      Director           October 21, 1996
          Paul M. Wythes

          */s/Henry H. Hopkins, Attorney-In-Fact
          Henry H. Hopkins, Attorney-In-Fact